INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Amortization	$ 84	$ 7	$ 0
Net carrying amount	3,090	3,254
Land Use Right [Member]
Cost opening balance	4,975	5,140
Cost exchange difference	(57)	(165)
Cost ending balance	4,918	4,975	5,140
Accumulated amortization opening balance	1,721	1,647
Amortization	127	127
Accumulated amortization exchange difference	(20)	(53)
Accumulated amortization ending balance	1,828	1,721	$ 1,647
Net carrying amount	$ 3,090	$ 3,254